UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
4/30/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (48.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (20.3%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.991s, 2032			$551,651	$830,341
IFB Ser. 3408, Class EK, 25.181s, 2037			193,222	280,770
IFB Ser. 2979, Class AS, 23.715s, 2034			63,724	81,567
IFB Ser. 3072, Class SM, 23.239s, 2035			351,709	502,632
IFB Ser. 3072, Class SB, 23.092s, 2035			315,031	447,126
IFB Ser. 3998, Class KS, IO, 6.548s, 2027			4,011,337	651,842
IFB Ser. 4105, Class LS, IO, 5.998s, 2041			4,972,435	900,955
IFB Ser. 319, Class S2, IO, 5.848s, 2043			3,335,543	772,545
IFB Ser. 4240, Class SA, IO, 5.848s, 2043			7,613,252	1,748,307
IFB Ser. 317, Class S3, IO, 5.828s, 2043			8,650,405	1,972,468
IFB Ser. 14-325, Class S1, IO, 5.798s, 2044			6,932,067	1,515,696
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			22,087,969	5,206,784
IFB Ser. 311, Class S1, IO, 5.798s, 2043			9,359,440	1,996,584
IFB Ser. 308, Class S1, IO, 5.798s, 2043			5,622,481	1,373,853
IFB Ser. 314, Class AS, IO, 5.738s, 2043			4,223,763	927,425
Ser. 3632, Class CI, IO, 5s, 2038			900,218	84,413
Ser. 3626, Class DI, IO, 5s, 2037			211,018	3,429
Ser. 4122, Class TI, IO, 4 1/2s, 2042			6,880,348	1,517,805
Ser. 4000, Class PI, IO, 4 1/2s, 2042			4,047,806	815,633
Ser. 4024, Class PI, IO, 4 1/2s, 2041			6,765,570	1,454,577
Ser. 4193, Class PI, IO, 4s, 2043			9,074,233	1,599,324
Ser. 304, Class C53, IO, 4s, 2032			4,383,281	639,521
Ser. 13-303, Class C19, IO, 3 1/2s, 2043			8,230,002	1,944,268
Ser. 304, Class C22, IO, 3 1/2s, 2042			4,640,425	1,084,699
Ser. 4122, Class AI, IO, 3 1/2s, 2042			10,438,104	1,657,018
Ser. 4122, Class CI, IO, 3 1/2s, 2042			9,458,068	1,501,440
Ser. 4105, Class HI, IO, 3 1/2s, 2041			4,640,733	720,613
Ser. 304, IO, 3 1/2s, 2027			8,984,551	1,062,693
Ser. 304, Class C37, IO, 3 1/2s, 2027			6,599,075	791,031
Ser. 4165, Class TI, IO, 3s, 2042			19,821,037	2,711,518
Ser. 4183, Class MI, IO, 3s, 2042			8,802,739	1,202,454
Ser. 4210, Class PI, IO, 3s, 2041			6,153,296	676,863
Ser. 304, Class C45, IO, 3s, 2027			8,139,723	998,266
Ser. T-57, Class 1AX, IO, 0.395s, 2043			4,364,653	47,571
FRB Ser. 3326, Class WF, zero %, 2035			3,416	2,920

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.986s, 2036			322,911	605,336
IFB Ser. 07-53, Class SP, 23.642s, 2037			302,898	446,428
IFB Ser. 08-24, Class SP, 22.725s, 2038			310,003	465,011
IFB Ser. 05-75, Class GS, 19.793s, 2035			280,404	373,634
IFB Ser. 05-83, Class QP, 16.998s, 2034			380,136	489,979
IFB Ser. 13-101, Class HS, IO, 6.348s, 2043			3,557,609	936,719
IFB Ser. 13-81, Class US, IO, 6.098s, 2043			4,895,437	890,921
IFB Ser. 13-10, Class KS, IO, 6.048s, 2043			4,570,253	938,090
IFB Ser. 13-19, Class DS, IO, 6.048s, 2041			9,659,080	1,752,595
IFB Ser. 13-41, Class SP, IO, 6.048s, 2040			3,371,802	535,543
Ser. 12-134, Class SA, IO, 5.998s, 2042			6,386,854	1,489,317
IFB Ser. 13-19, Class SK, IO, 5.998s, 2043			5,896,330	1,297,892
IFB Ser. 12-128, Class ST, IO, 5.998s, 2042			4,328,679	981,571
IFB Ser. 13-18, Class SB, IO, 5.998s, 2041			4,319,030	719,119
IFB Ser. 13-124, Class SB, IO, 5.798s, 2043			4,434,246	970,684
IFB Ser. 411, Class S1, IO, 5.798s, 2042			5,946,335	1,267,104
IFB Ser. 13-128, Class CS, IO, 5.748s, 2043			8,229,386	1,853,752
IFB Ser. 13-101, Class CS, IO, 5.748s, 2043			5,062,528	1,141,347
IFB Ser. 13-102, Class SH, IO, 5.748s, 2043			6,532,297	1,423,387
Ser. 374, Class 6, IO, 5 1/2s, 2036			729,934	138,104
Ser. 12-132, Class PI, IO, 5s, 2042			9,238,423	1,983,951
Ser. 398, Class C5, IO, 5s, 2039			466,634	69,482
Ser. 10-13, Class EI, IO, 5s, 2038			191,781	4,978
Ser. 378, Class 19, IO, 5s, 2035			2,079,528	415,908
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			19,806,500	3,960,706
Ser. 409, Class 81, IO, 4 1/2s, 2040			9,305,420	1,756,825
Ser. 409, Class 82, IO, 4 1/2s, 2040			11,288,527	2,155,800
Ser. 366, Class 22, IO, 4 1/2s, 2035			833,332	64,100
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			3,640,519	423,720
Ser. 418, Class C24, IO, 4s, 2043			7,227,153	1,699,510
Ser. 13-41, Class IP, IO, 4s, 2043			6,652,186	1,273,561
Ser. 13-44, Class PI, IO, 4s, 2043			6,280,245	1,042,128
Ser. 13-60, Class IP, IO, 4s, 2042			4,494,507	810,059
Ser. 12-96, Class PI, IO, 4s, 2041			4,238,272	754,455
Ser. 406, Class 2, IO, 4s, 2041			3,906,089	796,061
Ser. 406, Class 1, IO, 4s, 2041			2,691,606	556,355
Ser. 409, Class C16, IO, 4s, 2040			6,792,598	1,331,491
Ser. 418, Class C15, IO, 3 1/2s, 2043			14,993,856	3,433,359
Ser. 12-145, Class TI, IO, 3s, 2042			9,684,566	1,125,347
Ser. 13-35, Class IP, IO, 3s, 2042			8,168,021	929,750
Ser. 13-53, Class JI, IO, 3s, 2041			6,599,536	874,438
Ser. 13-23, Class PI, IO, 3s, 2041			8,492,399	873,698
Ser. 03-W10, Class 1, IO, 1.092s, 2043			701,423	20,413
Ser. 00-T6, IO, 0.741s, 2030			3,396,647	72,179
Ser. 99-51, Class N, PO, zero %, 2029			38,888	34,999

Government National Mortgage Association
IFB Ser. 10-163, Class SI, IO, 6.478s, 2037			6,612,959	1,025,015
IFB Ser. 11-56, Class MI, IO, 6.298s, 2041			6,061,048	1,381,858
IFB Ser. 10-67, Class SE, IO, 6.298s, 2040			2,371,431	447,726
Ser. 13-116, Class SA, IO, 5.998s, 2043			5,408,704	983,140
IFB Ser. 13-129, Class SN, IO, 5.998s, 2043			4,220,341	720,581
IFB Ser. 13-152, Class SG, IO, 5.998s, 2043			9,830,065	1,695,551
IFB Ser. 13-165, Class LS, IO, 5.998s, 2043			4,058,899	764,453
IFB Ser. 10-20, Class SC, IO, 5.998s, 2040			9,114,916	1,653,901
Ser. 13-182, Class LS, IO, 5.988s, 2043			4,252,791	940,112
Ser. 13-149, Class MS, IO, 5.948s, 2039			7,519,850	1,198,439
IFB Ser. 12-77, Class MS, IO, 5.948s, 2042			3,836,986	918,498
Ser. 14-58, Class SA, IO, 5.94s, 2044			12,052,286	1,914,988
IFB Ser. 13-99, Class AS, IO, 5.898s, 2043			3,088,116	703,998
IFB Ser. 11-128, Class TS, IO, 5.898s, 2041			3,285,721	659,116
IFB Ser. 10-151, Class SA, IO, 5.898s, 2040			2,320,453	418,958
IFB Ser. 11-70, Class SM, IO, 5.738s, 2041			5,451,000	1,311,511
IFB Ser. 11-70, Class SH, IO, 5.738s, 2041			5,599,000	1,353,110
Ser. 14-25, Class MI, IO, 5s, 2043			4,084,138	938,331
Ser. 13-22, Class IE, IO, 5s, 2043			6,803,309	1,442,432
Ser. 13-22, Class OI, IO, 5s, 2043			6,333,546	1,349,027
Ser. 13-3, Class IT, IO, 5s, 2043			5,649,580	1,205,613
Ser. 13-6, Class IC, IO, 5s, 2043			5,318,047	1,148,539
Ser. 12-146, Class IO, IO, 5s, 2042			5,187,089	1,174,616
Ser. 13-6, Class CI, IO, 5s, 2042			3,977,023	818,034
Ser. 13-130, Class IB, IO, 5s, 2040			4,676,359	609,768
Ser. 13-16, Class IB, IO, 5s, 2040			7,374,861	756,488
Ser. 11-41, Class BI, IO, 5s, 2040			4,355,301	519,537
Ser. 10-35, Class UI, IO, 5s, 2040			3,001,068	700,270
Ser. 10-20, Class UI, IO, 5s, 2040			5,398,620	1,083,395
Ser. 10-9, Class UI, IO, 5s, 2040			36,393,362	8,370,679
Ser. 09-121, Class UI, IO, 5s, 2039			11,555,191	2,729,452
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			10,170,382	2,223,317
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			2,037,784	451,125
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			2,601,978	304,796
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			720,894	129,184
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			10,737,886	2,175,710
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			23,915,303	4,819,050
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			10,801,925	2,484,486
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			6,401,069	1,468,983
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			2,538,319	442,023
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			8,050,850	1,300,615
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			3,325,364	423,718
Ser. 14-4, Class IC, IO, 4s, 2044			4,594,848	1,002,274
Ser. 13-165, Class IL, IO, 4s, 2043			3,745,738	648,874
Ser. 12-56, Class IB, IO, 4s, 2042			4,102,553	949,768
Ser. 12-47, Class CI, IO, 4s, 2042			10,609,592	2,452,954
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			18,422,411	3,292,453
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			6,253,500	965,384
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			7,971,739	1,357,189
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			11,752,836	1,894,440
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			16,259,708	2,437,655
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			8,536,459	1,488,246
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			8,608,007	2,012,147
Ser. 06-36, Class OD, PO, zero %, 2036			11,461	10,047

				160,576,331
Commercial mortgage-backed securities (18.1%)

Banc of America Commercial Mortgage Trust FRB Ser. 05-5, Class D, 5.393s, 2045			1,456,000	1,480,315

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036			627,005	310,368
Ser. 07-5, Class XW, IO, 0.531s, 2051			152,543,875	1,527,574

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 6.082s, 2050			922,000	933,525
Ser. 05-PWR7, Class D, 5.304s, 2041			1,026,000	974,700
Ser. 05-PWR7, Class B, 5.214s, 2041			1,641,000	1,656,149

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class C, 5.607s, 2039			1,554,000	1,544,210
Ser. 06-PW14, Class XW, IO, 0.832s, 2038			41,572,028	681,781

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.744s, 2047			950,000	960,270

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.975s, 2049			3,592,000	3,738,967
Ser. 06-C5, Class AJ, 5.482s, 2049			2,069,000	2,074,224
Ser. 13-GC11, Class D, 4.459s, 2046			1,128,000	1,021,799

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 5.04s, 2045			917,000	902,603

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.321s, 2044			2,160,000	2,138,400
Ser. 07-CD5, Class XS, IO, 0.071s, 2044			57,218,136	253,753

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 5.986s, 2049			1,138,000	1,120,930
Ser. 07-C9, Class AJ, 5.65s, 2049			670,000	707,118
FRB Ser. 04-LB3A, Class E, 5.618s, 2037			1,522,000	1,534,176

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.34s, 2046			3,645,000	3,504,197
FRB Ser. 12-CR3, Class E, 4.927s, 2045			1,839,000	1,754,627
FRB Ser. 13-LC6, Class D, 4.432s, 2046			1,125,000	994,269
FRB Ser. 13-CR8, Class D, 4.103s, 2046			1,648,000	1,404,582
FRB Ser. 07-C9, Class AJFL, 0.84s, 2049			2,242,000	2,024,974

Credit Suisse Commercial Mortgage Trust Ser. 06-C5, Class AX, IO, 0.923s, 2039			46,918,422	737,553

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C5, Class C, 5.1s, 2038			950,000	974,535

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			329,597	13,253

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			1,127,838	46,241

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.577s, 2044			3,357,000	3,437,824

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.02s, 2020			4,377,471	72,228

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			891,000	602,315

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class AJ, 5.457s, 2044			1,093,000	1,090,082

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			1,054,000	1,055,581

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			1,127,000	1,091,274
FRB Ser. 05-GG3, Class D, 4.986s, 2042			1,937,000	1,951,039

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039			2,015,000	2,046,428

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.826s, 2045			2,168,000	2,223,934
FRB Ser. 11-GC3, Class D, 5.728s, 2044(F)			3,027,000	3,119,007
FRB Ser. 11-GC3, Class E, 5s, 2044			1,347,000	1,244,923
FRB Ser. GC10, Class D, 4.562s, 2046			1,784,000	1,623,262
Ser. 05-GG4, Class XC, IO, 0.883s, 2039			112,818,678	597,939

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.152s, 2030 (Cayman Islands)			729,000	497,178

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.282s, 2051			2,589,000	2,749,259
FRB Ser. 06-LDP7, Class B, 6.025s, 2045			1,231,000	1,101,343
FRB Ser. 06-LDP6, Class B, 5.688s, 2043			1,841,000	1,841,000
Ser. 06-LDP6, Class AJ, 5.565s, 2043			2,039,000	2,100,170
Ser. 06-LDP8, Class B, 5.52s, 2045			838,000	853,503
FRB Ser. 04-CBX, Class B, 5.021s, 2037			573,000	578,376
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			1,965,000	1,856,577
FRB Ser. 13-C10, Class D, 4.299s, 2047			1,054,000	956,644

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.382s, 2051			1,675,000	1,683,988
FRB Ser. 07-CB20, Class C, 6.382s, 2051			1,904,000	1,786,580
FRB Ser. 11-C3, Class F, 5.728s, 2046			953,000	952,855
FRB Ser. 12-C8, Class E, 4.823s, 2045			2,961,000	2,866,636
FRB Ser. 12-LC9, Class E, 4.574s, 2047			628,000	592,873
FRB Ser. 13-C13, Class D, 4.191s, 2046			1,625,000	1,449,896
FRB Ser. 13-C13, Class E, 3.986s, 2046			1,489,000	1,153,794
FRB Ser. 13-C10, Class E, 3 1/2s, 2047			1,865,000	1,380,660
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			1,249,000	895,783
Ser. 07-CB20, Class X1, IO, 0.206s, 2051			102,683,255	960,088

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			1,951,082	2,019,064
Ser. 98-C4, Class J, 5.6s, 2035			965,000	1,059,860

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			1,619,000	1,639,076
Ser. 06-C6, Class E, 5.541s, 2039			1,750,000	1,680,700
Ser. 06-C6, Class D, 5.502s, 2039			1,500,000	1,473,150
Ser. 07-C1, Class AJ, 5.484s, 2040			632,000	659,113
FRB Ser. 06-C6, Class C, 5.482s, 2039			2,113,000	2,065,458
Ser. 04-C8, Class E, 4.986s, 2039			1,467,000	1,474,335

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.37s, 2028			83,914	8

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.47s, 2051			917,000	1,001,731
FRB Ser. 05-CIP1, Class B, 5.366s, 2038			1,046,000	1,004,160
Ser. 04-KEY2, Class D, 5.046s, 2039			2,993,000	3,014,849
Ser. 05-MCP1, Class D, 5.023s, 2043			1,017,000	1,001,847

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.914s, 2037			87,481	3,149
Ser. 07-C5, Class X, IO, 5.925s, 2049			2,261,515	128,680

ML-CFC Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			585,000	591,581

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			893,000	866,835

Morgan Stanley Bank of America Merrill Lynch Trust 144A Ser. 13-C10, Class D, 4.218s, 2046			734,000	633,655

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			2,480,000	2,546,194
FRB Ser. 06-HQ8, Class D, 5.678s, 2044			1,715,000	1,571,969
Ser. 07-HQ11, Class C, 5.558s, 2044			1,369,000	1,364,893
Ser. 06-HQ10, Class AJ, 5.389s, 2041			1,290,000	1,320,057
Ser. 04-IQ8, Class C, 5.3s, 2040			3,200,000	3,219,520

Morgan Stanley Capital I Trust 144A FRB Ser. 04-RR, Class F7, 6s, 2039			2,264,419	2,165,351

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			376,000	282,000

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			1,051,805	262,951

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 5.123s, 2049			1,439,000	1,386,836
Ser. 13-C6, Class D, 4.498s, 2046			757,000	682,436

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.206s, 2045			2,291,000	2,354,232
FRB Ser. 06-C25, Class AJ, 5.908s, 2043			1,491,000	1,550,193
Ser. 06-C24, Class AJ, 5.658s, 2045			1,973,000	1,975,960
Ser. 03-C9, Class E, 5.289s, 2035			2,500,000	2,512,500
Ser. 07-C34, IO, 0.494s, 2046			29,834,787	361,001

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class H, 5.717s, 2035(F)			3,208,000	3,074,564
FRB Ser. 05-C17, Class E, 5.592s, 2042			897,000	917,183
FRB Ser. 04-C15, Class G, 5.395s, 2041			1,500,000	1,462,500

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.439s, 2046			1,373,000	1,223,982

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-C17, Class D, 5.298s, 2046			2,169,000	2,040,216
FRB Ser. 12-C7, Class E, 5.002s, 2045			900,000	876,094
FRB Ser. 12-C6, Class E, 5s, 2045			1,243,000	1,127,152
FRB Ser. 13-UBS1, Class D, 4.788s, 2046			3,396,000	3,151,692
FRB Ser. 13-C15, Class D, 4.635s, 2046			1,786,000	1,612,702
FRB Ser. 12-C10, Class D, 4.608s, 2045			1,317,000	1,221,220
Ser. 14-C19, Class D, 4.234s, 2047			1,112,000	974,506

				142,983,287
Residential mortgage-backed securities (non-agency) (9.8%)

Banc of America Funding Corp. FRB Ser. 06-G, Class 2A5, 0.432s, 2036			935,399	841,859

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 9.004s, 2036			650,000	658,125
FRB Ser. 12-RR10, Class 9A2, 2.654s, 2035			2,320,000	2,046,240
Ser. 13-RR1, Class 1A2, 2.425s, 2035			1,510,000	1,231,405

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 2A3, 11.906s, 2035			918,168	849,306
FRB Ser. 12-RR11, Class 5A3, 10.435s, 2037			455,817	280,783
FRB Ser. 13-RR2, Class 3A2, 7.41s, 2036			800,000	744,000
Ser. 12-RR12, Class 2A2, 4s, 2035			632,107	628,188
FRB Ser. 09-RR11, Class 2A2, 2.43s, 2035			1,970,000	1,739,412
Ser. 12-RR11, Class 3A3, zero %, 2036			1,951,236	1,377,573

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 05-12, Class 12A1, 2.486s, 2036			1,655,978	1,451,630

Bear Stearns Alt-A Trust FRB Ser. 05-9, Class 11A1, 0.672s, 2035			1,013,858	810,781

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.029s, 2034			79,080	10,812

Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser. 11-12, Class 2A2, 0.522s, 2035			2,080,000	1,768,208

Countrywide Alternative Loan Trust
Ser. 06-26CB, Class A8, 6 1/4s, 2036			938,944	799,793
Ser. 06-11CB, Class 1A3, 6s, 2036			1,379,689	1,150,247
Ser. 05-46CB, Class A2, 5 1/2s, 2035			1,570,152	1,454,746
FRB Ser. 05-76, Class 2A1, 1.126s, 2036			951,647	846,966
FRB Ser. 05-38, Class A3, 0.502s, 2035			3,092,077	2,677,739
FRB Ser. 05-81, Class A1, 0.432s, 2037			1,638,755	1,261,841
FRB Ser. 07-OA10, Class 2A1, 0.402s, 2047			893,009	740,536

Countrywide Home Loans
FRB Ser. 06-3, Class 1A1, 0.392s, 2036			933,063	790,865
FRB Ser. 06-OA5, Class 1A1, 0.352s, 2046			974,981	811,672

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-4R, Class 1A4, 0.552s, 2037			1,200,000	918,600

Credit Suisse First Boston Mortgage Securities Corp. FRB Ser. 03-AR30, Class CB1, 2.462s, 2034			970,685	874,878

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	746,898	1,317,809
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	2,002,000	2,908,014

Green Tree Home Improvement Loan Trust Ser. 95-F, Class B2, 7.1s, 2021			$5,986	5,973

JPMorgan Resecuritization Trust 144A FRB Ser. 09-11, Class 5A2, 2.621s, 2036			1,619,805	1,364,685

Morgan Stanley Resecuritization Trust 144A Ser. 13-R7, Class 9B, 5 1/2s, 2046			2,000,000	1,874,000

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.682s, 2035			921,367	804,814
FRB Ser. 05-3, Class A2, 0.502s, 2035			1,083,826	970,024

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1A2, 0.542s, 2035			887,994	814,734

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.976s, 2046			3,845,687	2,706,402
FRB Ser. 07-QH1, Class A1, 0.312s, 2037			3,169,800	2,682,602

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.196s, 2046			5,005,933	4,455,280
FRB Ser. 06-AR3, Class A1B, 1.126s, 2046			2,328,099	1,898,565
FRB Ser. 05-AR19, Class A1C3, 0.652s, 2045			4,328,149	3,722,208
FRB Ser. 05-AR13, Class A1C3, 0.642s, 2045			8,716,782	7,509,508
FRB Ser. 05-AR8, Class 2AC2, 0.612s, 2045			2,579,036	2,278,579
FRB Ser. 05-AR11, Class A1B2, 0.602s, 2045			1,541,614	1,348,912
FRB Ser. 05-AR13, Class A1B2, 0.582s, 2045			1,853,877	1,673,124
FRB Ser. 05-AR17, Class A1B2, 0.562s, 2045			1,648,869	1,451,005
FRB Ser. 05-AR15, Class A1B2, 0.562s, 2045			2,898,869	2,551,005
FRB Ser. 05-AR19, Class A1C4, 0.552s, 2045			1,612,335	1,402,731
FRB Ser. 05-AR11, Class A1B3, 0.552s, 2045			3,638,975	3,184,103
FRB Ser. 05-AR8, Class 2AC3, 0.542s, 2045			897,075	789,426
FRB Ser. 05-AR6, Class 2A1C, 0.492s, 2045			1,170,108	1,047,247
FRB Ser. 05-AR6, Class 2AB3, 0.422s, 2045			874,331	793,455

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.324s, 2047			1,250,000	894,000

				77,214,410

Total mortgage-backed securities (cost $350,100,559)				$380,774,028

CORPORATE BONDS AND NOTES (32.5%)(a)
			Principal amount	Value

Basic materials (2.2%)

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			$681,000	$859,763

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			365,000	382,338

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			732,000	724,680

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			386,000	415,915

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			250,000	250,625

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			430,000	470,850

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			1,120,000	1,121,400

Cemex SAB de CV 144A company guaranty sr. notes 9 1/2s, 2018 (Mexico)			210,000	239,925

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			420,000	441,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			35,000	37,275

Exopack Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			450,000	477,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			650,000	685,750

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			118,000	119,623

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			320,000	353,600

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			340,000	357,850

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			187,000	201,960

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			198,000	197,010

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			601,000	650,583

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			298,000	353,875

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			318,000	330,323

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			480,000	499,800

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			661,000	737,015

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			500,000	506,250

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			13,000	11,570

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			100,000	109,375

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			615,000	636,525

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			615,000	705,713

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			526,000	581,230

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			185,000	200,494

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			278,000	284,255

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			360,000	401,400

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			390,000	417,300

PQ Corp. 144A sr. notes 8 3/4s, 2018			315,000	343,350

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			298,000	328,545

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			320,000	343,600

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			76,000	83,980

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			320,000	323,200

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			200,000	212,434

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			75,000	81,938

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			95,000	103,788

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			45,000	45,731

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			480,000	540,600

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			335,000	369,338

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			350,000	357,000

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			285,000	302,813

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			125,000	125,000

				17,323,589
Capital goods (2.0%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,065,000	1,154,194

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			974,000	1,120,100

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			435,000	475,781

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			325,000	336,375

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			56,000	64,960

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			330,000	353,100

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			495,000	520,369

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			244,000	249,490

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			275,000	285,313

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			553,000	613,830

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			438,000	418,290

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			138,000	91,080

Gestamp Funding Luxembourg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)			260,000	268,125

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			134,000	137,015

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	145,000	221,041

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$296,000	311,540

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			660,000	891,030

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			457,000	493,560

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			455,000	439,075

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			744,000	760,740

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			565,000	615,850

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			265,000	280,079

Rexam PLC unsec. sub. FRB bonds 6 3/4s, 2067 (United Kingdom)		EUR	135,000	199,751

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			$200,000	212,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			330,000	361,350

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			695,000	722,800

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			210,000	233,100

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			185,000	197,488

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			845,000	913,656

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	220,000	323,441

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			$330,000	361,350

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			100,000	108,500

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			662,000	708,340

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			280,000	296,800

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			105,000	115,500

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			519,000	552,735

Triumph Group, Inc. company guaranty sr. unsec. notes 4 7/8s, 2021			345,000	339,825

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			185,000	195,175

				15,943,248
Communication services (4.3%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)(FWC)			450,000	469,125

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			472,000	555,780

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			400,000	462,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			45,000	51,019

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			296,000	315,240

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			1,331,000	1,331,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			767,000	752,619

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			139,000	146,993

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			393,000	421,493

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			95,000	99,869

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			124,000	132,370

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			617,000	633,968

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			205,000	207,563

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			170,000	189,125

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			260,000	276,900

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			887,000	920,307

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			251,000	283,630

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			801,000	837,045

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			384,000	446,400

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			115,000	119,456

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			488,000	536,800

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			594,000	669,735

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			979,000	1,018,160

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			190,000	195,225

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			323,000	354,089

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			278,000	291,900

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			1,317,000	1,372,973

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			605,000	639,788

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	245,000	353,442

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			$332,000	371,840

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			85,000	92,969

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			44,000	47,520

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			150,000	157,500

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			131,000	139,679

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			235,000	165,675

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			250,000	256,066

Numericable Group SA 144A sr. bonds 5 5/8s, 2024 (France)(FWC)		EUR	110,000	158,484

Numericable Group SA 144A sr. notes 6s, 2022 (France)(FWC)			$675,000	691,707

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			371,000	404,390

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	410,000	724,502

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$413,000	415,065

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			382,000	437,575

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			153,000	161,568

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			125,000	131,250

Sprint Capital Corp. company guaranty 6 7/8s, 2028			350,000	345,625

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			1,295,000	1,521,625

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			238,000	258,528

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			959,000	1,168,781

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			510,000	562,275

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			465,000	506,850

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	160,000	193,709

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	100,000	146,651

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			$855,000	914,850

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			175,000	185,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			480,000	510,600

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			455,000	478,319

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	680,000	1,038,964

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	200,000	302,242

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	305,000	456,062

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	535,000	783,530

Unitymedia KabelBW GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	678,000	1,020,726

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	677,000	1,028,425

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$375,000	377,813

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	79,000	142,604

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	535,000	948,458

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$835,000	943,550

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	760,000	1,112,798

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			$225,000	231,188

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			254,000	274,955

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			205,000	199,363

				34,093,795
Consumer cyclicals (5.4%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			60,000	65,400

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			361,000	415,150

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2022			255,000	260,738

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			600,000	690,000

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			383,000	416,513

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			97,000	106,943

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			158,000	162,740

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			430,000	430,538

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			132,000	125,730

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			480,000	505,200

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			225,000	230,344

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			235,000	251,450

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			140,000	148,750

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			360,000	389,700

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			320,000	353,600

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			137,000	119,361

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			459,000	471,049

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			70,000	74,375

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			235,000	238,525

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			52,000	52,520

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			643,000	651,038

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			92,000	104,190

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			886,000	1,023,330

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			505,000	567,494

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			165,000	165,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			140,000	135,800

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			83,000	92,130

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			313,000	332,563

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			603,000	642,195

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			298,000	321,095

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			783,000	837,810

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			407,000	433,455

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			189,000	198,923

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			465,000	495,806

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			414,000	442,980

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			115,000	116,438

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			240,000	247,800

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			340,000	359,975

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			400,000	413,000

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			145,000	150,075

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			616,000	662,200

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	600,000	580,643

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$388,000	347,260

Grupo Televisa, S.A.B sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	6,600,000	410,718

Grupo Televisa, S.A.B. sr. unsec. bonds 6 5/8s, 2040 (Mexico)			$195,000	230,996

Grupo Televisa, S.A.B. sr. unsec. notes 6s, 2018 (Mexico)			69,000	77,829

GTECH SpA jr. sub. FRN notes Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	515,000	773,001

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$352,000	378,400

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			175,000	178,938

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			335,000	359,288

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			245,000	244,388

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			295,000	310,488

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			821,000	878,470

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	301,197	418,911

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			$175,000	182,438

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			665,000	690,769

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			260,000	280,800

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			695,000	777,531

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			190,000	199,975

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			130,000	138,775

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			187,000	193,779

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			530,000	516,750

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			200,000	202,250

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			256,000	275,840

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			319,000	350,900

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			640,000	646,400

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			305,000	346,938

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			145,000	158,231

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			410,000	453,091

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			259,000	266,226

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			255,000	295,163

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			225,000	246,938

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			1,206,979	1,357,851

Navistar International Corp. sr. notes 8 1/4s, 2021			637,000	650,536

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			301,000	332,605

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			220,000	240,900

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			260,000	262,600

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			200,000	214,000

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			550,000	572,688

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			173,000	174,298

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			666,000	725,940

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			338,000	372,645

Owens Corning company guaranty sr. unsec. notes 9s, 2019			211,000	264,861

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			440,000	424,600

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			365,000	381,881

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			235,000	252,331

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			165,000	168,300

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			265,000	293,488

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			388,000	396,633

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			80,000	82,800

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			115,000	125,494

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			555,000	591,075

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			354,000	394,710

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			445,000	493,950

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Netherlands)		EUR	595,000	926,593

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)			$200,000	225,000

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)			255,000	261,694

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			227,000	236,080

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			57,000	56,715

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			115,000	117,444

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			505,000	525,200

Sirius XM Holdings, Inc. 144A sr. unsec. notes 5 1/4s, 2022			50,000	54,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			696,000	702,960

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			25,000	27,313

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			30,000	32,550

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			255,000	275,081

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			320,000	342,400

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			85,000	83,300

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			165,000	161,700

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			747,000	754,470

Thomas Cook Group PLC sr. unsec. notes Ser. EMTN, 7 3/4s, 2017 (United Kingdom)		GBP	449,000	838,449

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			$569,000	580,380

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			363,272	377,803

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			800,000	920,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			115,000	119,600

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			204,000	224,400

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			455,000	486,281

				42,417,646
Consumer staples (1.7%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			700,000	654,500

Affinion Investments, LLC 144A company guaranty sr. unsec. sub. notes 13 1/2s, 2018			215,220	225,981

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			828,000	898,380

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			400,000	404,000

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			235,000	233,825

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			432,000	468,720

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			195,000	199,875

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			115,000	112,700

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			585,000	571,838

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			142,000	159,750

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			200,000	222,000

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			115,000	112,125

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			285,000	283,219

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			279,000	306,203

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			265,000	286,531

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			925,000	1,015,188

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	454,000	814,764

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$310,000	294,603

H.J. Heinz Co. 144A sr. notes 4 1/4s, 2020			804,000	792,342

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			155,000	164,300

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			263,000	281,410

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			170,000	180,200

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			150,000	164,175

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			810,000	868,725

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			135,000	144,450

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			225,000	248,063

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			42,000	43,260

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			320,000	328,000

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			540,000	544,050

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			535,000	609,900

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			125,000	138,125

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			340,000	370,600

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			100,000	105,250

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			305,000	317,963

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			356,000	400,945

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			223,000	231,363

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			330,000	354,750

				13,552,073
Energy (6.2%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			309,000	329,085

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			340,000	367,625

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			638,000	641,988

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			355,000	261,813

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			300,000	302,625

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			324,000	331,290

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			484,000	521,510

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			205,000	207,563

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			115,000	122,475

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017			360,000	398,646

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			694,000	742,580

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			325,000	368,063

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			5,000	5,463

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	145,000	220,663

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$115,000	122,188

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			216,000	216,270

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			515,000	560,063

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			448,000	467,040

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			204,000	213,945

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	515,000	397,039

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$101,000	85,345

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			293,000	319,004

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			661,000	688,828

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			205,000	211,150

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			186,000	204,972

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			74,000	78,995

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			405,000	408,544

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			302,000	306,530

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			355,000	353,225

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			245,000	248,063

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			780,000	764,400

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			575,000	562,925

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			1,855,000	2,135,791

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			316,000	349,066

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			451,000	472,423

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			719,000	780,115

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			390,000	417,300

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			1,002,000	1,038,323

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			175,000	188,125

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			340,000	370,600

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			275,000	290,125

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			125,000	138,750

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			493,000	505,325

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			728,000	743,470

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			407,000	422,263

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2019			605,000	625,419

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			184,000	10

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			1,080,000	1,108,350

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			528,000	555,720

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			242,000	251,075

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			520,000	384,800

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			845,000	764,725

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			180,000	192,600

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			250,000	270,000

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			270,000	292,950

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			460,000	478,400

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			345,000	339,825

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			543,000	609,518

Pemex Project Funding Master Trust company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			340,000	380,800

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			270,000	259,538

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			960,000	1,111,603

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			140,000	144,024

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			960,000	983,154

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			3,705,000	2,961,369

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			2,067,000	1,204,028

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			610,000	590,151

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			2,205,000	1,987,874

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			6,158,000	5,542,200

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 12 3/4s, 2022 (Venezuela)			320,000	310,400

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			1,245,000	732,994

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,440,000	1,758,600

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 5/8s, 2021			211,000	233,419

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			278,000	311,360

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			350,000	377,125

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			175,000	179,813

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			290,000	303,775

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			255,000	259,463

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			220,000	230,725

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			175,000	185,063

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			950,000	1,002,250

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			53,000	56,313

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			365,000	398,306

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			385,000	414,838

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			190,000	203,063

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			245,000	263,375

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	125,000	115,255

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$125,000	126,250

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			105,000	100,800

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			385,000	411,950

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			450,000	482,625

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			750,000	803,438

				49,180,924
Financials (4.6%)

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			335,000	373,944

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			162,000	199,260

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,320,000	1,564,200

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			163,000	218,013

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	900,000	1,364,798

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			$375,000	381,563

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,080,000	1,106,626

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018 (Costa Rica)			250,000	249,246

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. bonds 9 3/4s, 2018 (United Kingdom)		EUR	135,000	201,774

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. notes 9 7/8s, 2018 (United Kingdom)		GBP	215,000	389,324

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			$135,000	143,438

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			191,000	192,433

CIT Group, Inc. sr. unsec. notes 5s, 2023			255,000	256,913

CIT Group, Inc. sr. unsec. notes 5s, 2022			315,000	322,088

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			310,000	330,925

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			155,000	156,744

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			470,000	524,638

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			380,000	409,450

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			262,000	212,875

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			190,000	197,600

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			500,000	580,000

Dresdner Funding Trust I 144A bonds 8.151s, 2031			579,000	671,640

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			706,000	766,893

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			244,000	228,140

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			475,000	507,063

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, perpetual maturity (Jersey)		EUR	486,000	712,489

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2020			$823,000	868,265

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			440,000	446,600

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			20,000	21,150

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			265,000	296,800

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			670,000	736,384

Lloyds Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	175,000	492,900

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			$320,000	340,800

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			177,000	192,488

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			505,000	541,613

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			185,000	189,163

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018			180,000	181,350

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	475,921

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			438,000	479,610

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			535,000	591,175

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			120,000	124,500

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			520,000	529,750

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			600,000	626,250

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, perpetual maturity (United Kingdom)		EUR	700,000	980,856

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			$235,000	245,497

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)			550,000	558,250

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sub. FRN notes 6s, 2021 (Russia)			400,000	379,000

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			500,000	485,833

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			405,000	421,706

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			1,385,000	1,402,313

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			360,000	371,444

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			55,000	58,575

UBS AG/Jersey Branch jr. unsec. sub. FRB bonds 4.28s, perpetual maturity (Jersey)		EUR	182,000	256,043

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	400,000	631,244

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$425,000	344,152

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			607,000	625,210

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			200,000	178,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			468,000	432,572

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)			1,650,000	1,592,250

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			1,065,000	1,072,988

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			3,196,000	3,196,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			2,406,000	2,424,045

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			800,000	766,000

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			315,000	312,638

				36,131,412
Health care (2.5%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			455,000	466,375

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			308,000	318,010

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			325,000	348,563

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	364,000	524,291

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			$184,000	201,250

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	330,000	500,202

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$110,000	113,300

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			406,000	409,045

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			200,000	201,000

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			145,000	152,431

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			182,000	199,063

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			70,000	71,400

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			85,000	88,081

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			515,000	526,588

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	160,000	234,373

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$360,000	396,000

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	754,000	1,342,702

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			$175,000	180,688

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			185,000	196,563

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			370,000	402,375

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			125,000	136,250

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			233,000	234,456

HCA, Inc. sr. notes 6 1/2s, 2020			1,898,000	2,116,270

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			128,000	145,920

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			740,000	804,750

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			386,000	410,125

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			202,000	213,110

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			415,000	433,675

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			335,000	370,175

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			562,000	576,050

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			911,000	1,040,818

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			291,000	339,015

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			277,000	301,238

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			310,000	308,346

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			540,000	585,900

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			135,000	144,788

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			375,000	382,500

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			540,000	544,050

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			370,000	394,975

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			115,000	111,608

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			360,000	345,150

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			833,000	914,218

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			80,000	80,400

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			393,000	412,650

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			70,000	74,900

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			170,000	179,350

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			70,000	75,250

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			70,000	73,500

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			505,000	546,663

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			435,000	464,363

				19,632,763
Technology (1.4%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			180,000	189,450

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			260,000	272,350

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			252,000	229,320

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			1,085,000	1,079,575

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			103,000	112,270

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			956,000	1,147,200

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			315,000	359,888

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			610,000	649,650

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			1,651,000	1,778,953

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			221,000	237,023

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			85,000	97,750

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			250,000	261,250

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			125,000	140,313

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			430,000	456,875

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			404,000	426,220

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			670,000	671,675

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			265,000	277,588

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			344,000	375,820

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			431,000	467,635

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	380,000	592,080

Trionista TopCo. GmbH 144A sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	515,000	776,109

				10,598,994
Transportation (0.5%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	1,111,000	1,333,465

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			$360,000	381,150

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			372,000	401,760

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			634,500	682,088

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			798,000	870,818

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			345,000	349,313

				4,018,594
Utilities and power (1.7%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			1,140,000	1,353,750

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			310,000	354,950

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			160,000	152,800

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			1,049,000	1,148,655

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			110,000	116,600

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			85,000	87,019

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			615,000	709,470

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			940,000	1,175

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			577,000	750,068

El Paso, LLC company guaranty sr. notes 7s, 2017			160,000	180,374

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			1,390,000	1,471,663

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			346,000	398,765

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			644,000	743,820

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			208,000	223,080

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			120,000	133,650

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			150,000	147,409

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			441,000	461,948

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			105,000	111,038

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			100,000	99,750

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			1,525,000	1,748,901

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			1,375,000	1,524,531

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			396,000	414,810

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			280,000	283,500

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			230,000	216,775

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			205,000	164,000

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)		EUR	364,000	523,852

				13,522,353

Total corporate bonds and notes (cost $245,587,388)				$256,415,391

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$825,974	$937,599

				937,599
U.S. Government Agency Mortgage Obligations (17.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3s, March 1, 2043			$979,737	948,355

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, April 1, 2016			1,866	1,929
5 1/2s, TBA, May 1, 2044			5,000,000	5,530,469
4 1/2s, with due dates from May 1, 2041 to January 1, 2044(FWC)			12,893,253	13,884,755
4 1/2s, TBA, May 1, 2044			60,000,000	64,415,628
4s, TBA, May 1, 2044			41,000,000	42,953,904
3s, with due dates from January 1, 2043 to April 1, 2043			3,803,003	3,693,301
3s, TBA, May 1, 2044			8,000,000	7,799,375

				139,227,716

Total U.S. government and agency mortgage obligations (cost $138,877,448)				$140,165,315

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 1/8s, December 31, 2014(i)			$70,000	$70,047

Total U.S. treasury obligations (cost $70,047)				$70,047

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.6%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$658,958	$523,542

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			1,665,000	1,515,150

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			9,081,000	8,826,732

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			8,117,800	6,555,124

Bahamas (Commonwealth of) 144A sr. unsec. notes 5 3/4s, 2024 (Bahamas)			200,000	206,552

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)		BRL	3,500	1,543,444

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$525,000	511,875

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			100,000	91,080

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	347,500,000	628,703

Costa Rica (Republic of) 144A unsec. notes 7s, 2044 (Costa Rica)			$250,000	248,750

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			375,000	391,875

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			565,000	605,821

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			620,000	666,500

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			425,000	350,625

Gabon (Republic of) 144A unsec. bonds 6 3/8s, 2024 (Gabon)			1,000,000	1,072,500

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			468,000	476,340

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			1,677,959	1,556,307

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	783,858	693,239

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	663,858	589,506

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	825,858	735,643

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	971,858	871,060

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	2,581,858	2,323,353

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	935,858	847,025

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	1,575,858	1,439,350

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	1,771,858	1,636,636

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	1,369,858	1,280,044

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	741,858	701,534

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	1,261,859	1,208,046

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	585,859	569,287

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	2,943,859	2,906,901

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	621,859	624,612

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	1,831,859	1,870,898

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	711,859	739,118

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	1,673,859	1,770,048

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	4,471,859	4,806,945

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	540,348	592,255

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	1,854,300	2,068,674

Hellenic (Republic of) unsec. bonds 4 3/4s, 2019 (Greece)		EUR	2,844,000	3,914,757

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s, 2018 (Hungary)			$900,000	927,434

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			1,755,000	1,582,448

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			1,555,000	1,682,634

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	22,650,000	621,624

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			$1,275,000	1,137,938

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			45,895	50,697

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			200,000	184,100

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			465,000	442,448

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			4,156,375	4,625,629

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			400,000	403,220

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			300,000	298,051

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			179,371	181,100

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			440,000	454,806

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			3,785,000	4,478,526

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014 (Ukraine)			930,000	909,075

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			3,240,000	2,953,260

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			1,120,000	1,122,800

Venezuela (Bolivarian Republic of) sr. unsec. bonds 9 1/4s, 2028 (Venezuela)			100,000	80,927

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			650,000	443,229

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9 1/4s, 2027 (Venezuela)			605,000	501,557

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			2,215,000	2,331,708

Total foreign government and agency bonds and notes (cost $74,497,907)				$83,373,062

SENIOR LOANS (2.0%)(a)(c)
			Principal amount	Value

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			$480,000	$475,200

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			316,000	309,680

Asurion, LLC bank term loan FRN 8 1/2s, 2021			329,000	335,923

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			341,537	341,489

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			240,000	239,100

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			488,570	485,822

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			53,347	53,427

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.402s, 2018			2,069,191	1,926,934

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			600,000	596,375

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			488,142	486,718

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			342,000	338,865

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			324,188	325,053

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.903s, 2019			973,000	964,486

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			423,935	422,051

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			335,856	335,017

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			681,575	682,853

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			492,572	470,406

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.154s, 2021			530,000	526,688

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			342,413	342,712

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			217,981	218,389

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			175,000	174,650

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			200,000	198,917

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			116,972	118,337

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			815,525	813,259

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			198,850	198,104

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			245,000	248,675

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			200,000	198,958

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)			285,000	281,616

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			399,263	398,389

ROC Finance, LLC bank term loan FRN 5s, 2019			299,248	289,149

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.737s, 2017			1,053,286	795,231

Travelport, LLC bank term loan FRN 9 1/2s, 2016			599,922	618,669

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			125,128	125,910

Univision Communications, Inc. bank term loan FRN 4s, 2020			389,000	386,638

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			285,067	284,710

Visteon Corp. bank term loan FRN Ser. DD, 3 1/2s, 2021			225,000	222,961

WR Grace & Co. bank term loan FRN 3s, 2021			250,526	248,522

WR Grace & Co. bank term loan FRN Ser. DD, 3s, 2021(U)			89,474	88,758

Total senior loans (cost $15,764,132)				$15,568,641

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.785/3 month USD-LIBOR-BBA/May-24	May-14/2.785		$39,838,300	$197,598

(2.785)/3 month USD-LIBOR-BBA/May-24	May-14/2.785		39,838,300	107,563

Barclays Bank PLC

1.80/6 month EUR-EURIBOR-Reuters/Jun-24	Jun-14/1.80	EUR	25,929,000	362,604

Credit Suisse International

2.79/3 month USD-LIBOR-BBA/May-24	May-14/2.79		$26,558,900	139,169

(2.79)/3 month USD-LIBOR-BBA/May-24	May-14/2.79		26,558,900	67,194

Deutsche Bank AG

2.78/3 month USD-LIBOR-BBA/May-24	May-14/2.78		15,935,300	74,737

(2.78)/3 month USD-LIBOR-BBA/May-24	May-14/2.78		15,935,300	46,053

Goldman Sachs International

1.80/6 month EUR-EURIBOR-Reuters/Jun-24	Jun-14/1.80	EUR	25,929,000	362,604

2.78375/3 month USD-LIBOR-BBA/May-24	May-14/2.78375		$26,558,900	129,873

(2.78375)/3 month USD-LIBOR-BBA/May-24	May-14/2.78375		26,558,900	73,037

Total purchased swap options outstanding (cost $1,805,254)				$1,560,432

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/$101.19		$29,000,000	$288,550

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/100.75		29,000,000	229,680

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/101.00		21,000,000	189,630

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/100.56		21,000,000	150,360

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/100.38		21,000,000	135,660

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/100.19		21,000,000	122,220

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/100.00		21,000,000	110,040

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/100.59		28,000,000	103,880

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/100.34		28,000,000	84,560

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/100.00		23,000,000	1,840

Total purchased options outstanding (cost $2,340,667)				$1,416,420

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			815	$807,156

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			16,450	452,211

M/I Homes, Inc. $2.438 pfd.			8,790	227,749

Total preferred stocks (cost $1,108,497)				$1,487,116

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$230,000	$324,013

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			130,000	229,288

Total convertible bonds and notes (cost $488,688)				$553,301

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

United Technologies Corp. $3.75 cv. pfd.			4,800	$317,472

Total convertible preferred stocks (cost $240,000)				$317,472

COMMON STOCKS (—%)(a)
			Shares	Value

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			22,950	$2,295

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			22,950	2,295

Tribune Co. Class 1C(F)			92,963	23,241

Total common stocks (cost $149,872)				$27,831

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	117	$10,605

Total warrants (cost $351)				$10,605

SHORT-TERM INVESTMENTS (5.9%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)			18,600,449	$18,600,449

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, July 24, 2014(SEG)(SEGSF)(SEGCCS)			$9,494,000	9,493,668

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.09%, May 29, 2014(SEG)(SEGSF)(SEGCCS)			18,440,000	18,438,731

Total short-term investments (cost $46,530,739)				$46,532,848

TOTAL INVESTMENTS

Total investments (cost $877,561,549)(b)				$928,272,509

FORWARD CURRENCY CONTRACTS at 4/30/14 (aggregate face value $209,148,943) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/14	$637,309	$632,742	$4,567
	Canadian Dollar	Sell	7/17/14	1,950,375	1,931,553	(18,822)
	Chilean Peso	Sell	7/17/14	785,446	803,216	17,770
	Colombian Peso	Buy	7/17/14	99,411	68,962	30,449
	Singapore Dollar	Sell	5/21/14	666,823	655,570	(11,253)
	Swiss Franc	Sell	6/18/14	2,177,450	2,158,754	(18,696)
Barclays Bank PLC
	British Pound	Sell	6/18/14	1,237,987	1,197,056	(40,931)
	Canadian Dollar	Sell	7/17/14	549,977	545,068	(4,909)
	Euro	Sell	6/18/14	9,374,840	9,319,486	(55,354)
	Japanese Yen	Sell	5/21/14	3,835,280	3,906,193	70,913
	Mexican Peso	Buy	7/17/14	1,226,601	1,223,426	3,175
	New Zealand Dollar	Buy	7/17/14	5,963,765	5,923,913	39,852
	Norwegian Krone	Sell	6/18/14	1,972,599	2,012,068	39,469
	Singapore Dollar	Sell	5/21/14	663,473	652,295	(11,178)
	South African Rand	Sell	7/17/14	1,198,414	1,180,646	(17,768)
	South Korean Won	Buy	5/21/14	1,232,644	1,210,387	22,257
	Swedish Krona	Sell	6/18/14	2,024,833	1,951,405	(73,428)
	Swiss Franc	Buy	6/18/14	1,594,129	1,602,440	(8,311)
Citibank, N.A.
	Australian Dollar	Sell	7/17/14	1,949,170	1,944,544	(4,626)
	Brazilian Real	Sell	7/2/14	1,499,130	1,435,582	(63,548)
	Canadian Dollar	Sell	7/17/14	355,996	352,902	(3,094)
	Chilean Peso	Sell	7/17/14	1,144,674	1,169,730	25,056
	Euro	Sell	6/18/14	5,383,864	5,357,201	(26,663)
	Japanese Yen	Sell	5/21/14	2,003,920	1,983,115	(20,805)
	New Zealand Dollar	Buy	7/17/14	3,982,583	3,949,218	33,365
	Norwegian Krone	Sell	6/18/14	1,998,931	1,988,190	(10,741)
	Swiss Franc	Buy	6/18/14	3,981,629	3,964,437	17,192
	Swiss Franc	Sell	6/18/14	3,984,584	3,950,996	(33,588)
Credit Suisse International
	British Pound	Sell	6/18/14	2,371,670	2,343,506	(28,164)
	Canadian Dollar	Sell	7/17/14	1,926,970	1,892,238	(34,732)
	Euro	Sell	6/18/14	5,881,730	5,834,578	(47,152)
	Indian Rupee	Buy	5/21/14	1,221,743	1,122,257	99,486
	Mexican Peso	Buy	7/17/14	1,473,473	1,470,352	3,121
	New Zealand Dollar	Buy	7/17/14	4,003,145	3,986,874	16,271
	Norwegian Krone	Buy	6/18/14	2,022,155	1,998,703	23,452
	Norwegian Krone	Sell	6/18/14	2,022,155	1,983,783	(38,372)
	Singapore Dollar	Sell	5/21/14	1,027,435	1,010,150	(17,285)
	South Korean Won	Buy	5/21/14	1,242,245	1,217,721	24,524
	Swedish Krona	Sell	6/18/14	1,894,963	1,824,194	(70,769)
	Swiss Franc	Buy	6/18/14	457,609	472,457	(14,848)
Deutsche Bank AG
	Australian Dollar	Buy	7/17/14	2,030,590	2,013,932	16,658
	British Pound	Buy	6/18/14	23,797	34,547	(10,750)
	Canadian Dollar	Sell	7/17/14	1,909,485	1,892,465	(17,020)
	Euro	Sell	6/18/14	6,428,010	6,366,138	(61,872)
	Japanese Yen	Sell	5/21/14	820,297	824,777	4,480
	New Zealand Dollar	Buy	7/17/14	3,978,728	3,961,941	16,787
	Norwegian Krone	Sell	6/18/14	2,015,505	1,995,308	(20,197)
	Swedish Krona	Sell	6/18/14	30,305	3,671	(26,634)
	Swiss Franc	Sell	6/18/14	1,874,195	1,846,187	(28,008)
Goldman Sachs International
	Australian Dollar	Buy	7/17/14	28,187	27,968	219
	British Pound	Sell	6/18/14	1,899,935	1,880,759	(19,176)
	Canadian Dollar	Buy	7/17/14	32,877	37,627	(4,750)
	Euro	Sell	6/18/14	5,207,274	5,159,967	(47,307)
	Japanese Yen	Sell	5/21/14	1,980,671	1,972,743	(7,928)
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/17/14	2,010,258	2,007,579	(2,679)
	British Pound	Sell	6/18/14	3,908,564	3,858,307	(50,257)
	Euro	Sell	6/18/14	2,841,680	2,816,475	(25,205)
	Japanese Yen	Sell	5/21/14	83,487	75,483	(8,004)
	Swedish Krona	Sell	6/18/14	67,771	48,694	(19,077)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/14	1,201	2,334	(1,133)
	British Pound	Buy	6/18/14	371,649	390,053	(18,404)
	Canadian Dollar	Sell	7/17/14	1,183,194	1,147,784	(35,410)
	Euro	Sell	6/18/14	5,065,086	5,009,152	(55,934)
	Hungarian Forint	Sell	6/18/14	1,223,198	1,192,964	(30,234)
	Indian Rupee	Buy	5/21/14	1,218,135	1,168,567	49,568
	Mexican Peso	Buy	7/17/14	1,029,265	1,026,921	2,344
	New Taiwan Dollar	Sell	5/21/14	1,191,915	1,186,564	(5,351)
	New Zealand Dollar	Buy	7/17/14	2,027,959	2,010,662	17,297
	Norwegian Krone	Sell	6/18/14	1,998,964	1,983,033	(15,931)
	Russian Ruble	Sell	6/18/14	611,133	597,369	(13,764)
	Swedish Krona	Buy	6/18/14	1,997,034	2,018,676	(21,642)
	Swedish Krona	Sell	6/18/14	1,997,034	2,001,972	4,938
	Swiss Franc	Buy	6/18/14	1,908,408	1,910,343	(1,935)
	Thai Baht	Buy	5/21/14	1,987,668	1,993,280	(5,612)
	Thai Baht	Sell	5/21/14	1,992,031	1,979,874	(12,157)
Royal Bank of Scotland PLC (The)
	Euro	Buy	6/18/14	3,510,172	3,493,764	16,408
	Euro	Sell	6/18/14	3,510,172	3,483,387	(26,785)
	Japanese Yen	Sell	5/21/14	2,242,293	2,260,301	18,008
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/14	1,663	31,066	(29,403)
	British Pound	Buy	6/18/14	3,370,668	3,309,066	61,602
	British Pound	Sell	6/18/14	3,370,668	3,332,657	(38,011)
	Canadian Dollar	Sell	7/17/14	22,404	6,811	(15,593)
	Chilean Peso	Buy	7/17/14	1,944,805	2,009,768	(64,963)
	Euro	Sell	6/18/14	2,023,093	1,975,702	(47,391)
	Japanese Yen	Sell	5/21/14	2,649,876	2,647,925	(1,951)
	Mexican Peso	Buy	7/17/14	1,097,166	1,094,651	2,515
	New Taiwan Dollar	Sell	5/21/14	1,191,919	1,186,059	(5,860)
	New Zealand Dollar	Buy	7/17/14	4,026,619	3,992,556	34,063
	Norwegian Krone	Sell	6/18/14	1,992,330	1,994,113	1,783
	Singapore Dollar	Sell	5/21/14	1,472,037	1,447,474	(24,563)
	Swedish Krona	Sell	6/18/14	1,993,683	1,963,780	(29,903)
	Swiss Franc	Buy	6/18/14	1,682,673	1,677,449	5,224
UBS AG
	British Pound	Sell	6/18/14	1,834,112	1,828,019	(6,093)
	Canadian Dollar	Sell	7/17/14	2,591,606	2,572,580	(19,026)
	Euro	Sell	6/18/14	3,488,393	3,461,859	(26,534)
	Japanese Yen	Sell	5/21/14	1,950,855	1,954,225	3,370
	Mexican Peso	Buy	7/17/14	427,674	425,955	1,719
	Norwegian Krone	Sell	6/18/14	1,963,866	1,944,105	(19,761)
	Singapore Dollar	Sell	5/21/14	290,738	285,884	(4,854)
	Swedish Krona	Buy	6/18/14	1,958,108	1,972,882	(14,774)
	Swiss Franc	Sell	6/18/14	3,413,653	3,383,474	(30,179)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/14	69,405	44,214	25,191
	British Pound	Sell	6/18/14	2,678,171	2,643,331	(34,840)
	Canadian Dollar	Sell	7/17/14	1,350,218	1,323,579	(26,639)
	Euro	Sell	6/18/14	751,724	730,283	(21,441)

Total						$(976,879)

FUTURES CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	5	$542,958	Jun-14	$10,530
Euro-Bobl 5 yr (Long)	156	27,219,960	Jun-14	23,240
Euro-Bund 10 yr (Short)	203	40,707,076	Jun-14	(184,874)
Euro-Buxl 30 yr (Short)	35	6,378,477	Jun-14	(125,389)
Euro-Dollar 90 day (Short)	886	219,794,450	Sep-15	44,235
Japanese Government Bond 10 yr (Short)	2	2,835,037	Jun-14	(2,943)
Japanese Government Bond 10 yr Mini (Long)	13	1,842,647	Jun-14	2,238
U.S. Treasury Bond 30 yr (Long)	32	4,318,000	Jun-14	114,939
U.S. Treasury Note 10 yr (Short)	843	104,887,641	Jun-14	(621,305)
U.S. Treasury Note 5 yr (Short)	152	18,156,875	Jun-14	11,188

Total				$(728,141)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/14 (premiums $5,391,078) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.60)/3 month USD-LIBOR-BBA/Jan-25
	Jan-15/2.60	$60,497,200	$408,961
JPMorgan Chase Bank N.A.

(2.60)/3 month USD-LIBOR-BBA/Feb-25
	Feb-15/2.60	30,248,600	207,808

1.575 Floor/3 month USD-LIBOR-BBA/Mar-18
	Mar-18/00	26,070,000	4,564,205

Total			$5,180,974

WRITTEN OPTIONS OUTSTANDING at 4/30/14 (premiums $2,029,844) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/$100.19	$29,000,000	$168,780
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/99.75	29,000,000	131,660
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/99.00	42,000,000	122,220
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/100.00	21,000,000	110,040
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/99.19	29,000,000	94,540
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/99.56	21,000,000	85,470
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/99.38	21,000,000	76,440
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/98.75	29,000,000	72,500
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/99.19	21,000,000	68,460
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/98.56	21,000,000	46,830
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/98.38	21,000,000	41,580
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/98.19	21,000,000	37,170
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jul-14/98.00	21,000,000	32,970
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/99.59	28,000,000	43,960
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/99.34	28,000,000	35,000
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/98.59	28,000,000	17,360
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/98.34	28,000,000	13,720
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/98.00	23,000,000	23
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/99.00	23,000,000	23

Total			$1,198,746

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

Counterparty				Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	appreciation/
Floating rate index/Maturity date	date/strike		amount	(depreciation)

Goldman Sachs International

2.60/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-14/2.60		$55,060,900	$(19,271)
1.575/3 month USD-LIBOR-BBA/Jun-19 (Purchased)	Jun-14/1.575		75,095,669	(111,142)
(1.56)/3 month USD-LIBOR-BBA/Oct-17 (Purchased)	Oct-14/1.56		191,990,000	(435,817)
1.03/6 month EUR-EURIBOR-Reuters/Oct-17 (Written)	Oct-14/1.03	EUR	153,592,000	483,705
JPMorgan Chase Bank N.A.

(1.115)/3 month USD-LIBOR-BBA/Oct-16 (Purchased)	Oct-14/1.115		$76,796,000	(115,194)
0.862/6 month EUR-EURIBOR-Reuters/Oct-16 (Written)	Oct-14/0.862	EUR	57,597,000	100,683

Total				$(97,036)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/14 (proceeds receivable $18,814,453) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, May 1, 2044	$4,000,000	5/12/14	$4,294,375
Federal National Mortgage Association, 4s, May 1, 2044	14,000,000	5/12/14	14,667,187

Total			$18,961,562

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
MYR	22,750,000	$—	3/19/19	4.0275%	3 month MYR-KLIBOR-BNM	$(1,159)
Deutsche Bank AG
MYR	22,750,000	—	3/19/19	4.035%	3 month MYR-KLIBOR-BNM	(3,533)
PLN	23,326,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(143,838)
PLN	11,630,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(78,488)
PLN	9,735,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(41,936)
Goldman Sachs International
CAD	6,316,000	—	5/30/23	2.534%	3 month CAD-BA-CDOR	32,822
EUR	100,389,000	—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(76,406)
EUR	100,389,000	—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(219,256)
EUR	100,389,000	—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(76,069)
EUR	100,389,000	—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(226,680)
EUR	100,389,000	—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(111,010)
EUR	100,389,000	—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(184,984)
JPMorgan Chase Bank N.A.
CAD	5,464,000	—	2/6/24	3 month CAD-BA-CDOR	2.855%	65,388
HUF	350,000,000	—	2/4/19	4.79%	6 month HUF-BUBOR-REUTERS	(77,416)
HUF	700,000,000	—	2/5/19	4.7275%	6 month HUF-BUBOR-REUTERS	(145,389)
HUF	972,000,000	—	2/11/19	4.41%	6 month HUF-BUBOR-REUTERS	(135,948)
PLN	4,670,000	—	2/4/19	6 month PLN-WIBOR-WIBO	4.04%	44,381
PLN	9,340,000	—	2/5/19	6 month PLN-WIBOR-WIBO	3.9775%	79,696
PLN	12,810,000	—	2/11/19	6 month PLN-WIBOR-WIBO	3.805%	74,452

Total		$—	$(1,225,373)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$26,499,400	(E)	$(18,384)	6/18/16	3 month USD-LIBOR-BBA	0.75%	$57,245
		331,052,500	(E)	1,658,778	6/18/19	3 month USD-LIBOR-BBA	2.00%	(885,691)
		54,449,700	(E)	387,746	6/18/24	3 month USD-LIBOR-BBA	3.00%	(575,197)
		8,961,000	(E)	(234,429)	6/18/44	3 month USD-LIBOR-BBA	3.75%	259,949
		12,953,800	(E)	(122)	5/23/19	3 month USD-LIBOR-BBA	1.875%	(48,945)
		149,433,000	(E)	(60,019)	6/18/16	3 month USD-LIBOR-BBA	0.65%	67,895
		135,711,500	(E)	578,164	6/18/19	3 month USD-LIBOR-BBA	1.90%	193,829
		32,690,000	(E)	125,990	6/18/24	3 month USD-LIBOR-BBA	2.90%	408,659
		28,964,400		(382)	3/27/24	3 month USD-LIBOR-BBA	2.87%	(407,121)
		22,669,100	(E)	(320)	5/23/24	3 month USD-LIBOR-BBA	2.845%	139,367
		11,399,300	(E)	(107)	5/27/19	3 month USD-LIBOR-BBA	1.885%	(43,994)
		17,487,600	(E)	(247)	5/27/24	3 month USD-LIBOR-BBA	2.86%	123,636
		135,000,000	(E)	131,089	6/17/17	3 month USD-LIBOR-BBA	1.617%	(245,965)
		46,440,000	(E)	(437)	6/15/19	3 month USD-LIBOR-BBA	2.61%	117,753
		46,440,000	(E)	(437)	6/15/19	3 month USD-LIBOR-BBA	2.64%	77,768
	EUR	2,991,000	(E)	18,980	6/18/16	6 month EUR-EURIBOR-REUTERS	0.75%	(4,847)
	EUR	133,618,000	(E)	(6,556,426)	6/18/19	6 month EUR-EURIBOR-REUTERS	1.75%	795,916
	EUR	52,154,000	(E)	3,683,893	6/18/24	6 month EUR-EURIBOR-REUTERS	2.50%	(1,550,907)
	EUR	20,860,000	(E)	(113)	2/18/24	6 month EUR-EURIBOR-REUTERS	2.85%	(448,454)
	GBP	162,313,000	(E)	400,434	6/18/16	6 month GBP-LIBOR-BBA	1.25%	30,467
	GBP	50,464,000	(E)	(510,483)	6/18/19	6 month GBP-LIBOR-BBA	2.25%	126,327
	JPY	75,973,000		(25)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	497
	JPY	148,765,000		(50)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	(848)
	JPY	4,165,600,000		(163)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	(14,946)
	JPY	911,400,000		(159)	3/14/44	6 month JPY-LIBOR-BBA	1.795%	2,930
	JPY	73,652,000		(13)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	717

	Total			$(397,242)	$(1,823,960)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$13,653,091	$—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(17,228)
	3,710,929	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,682
Barclays Bank PLC
	763,519	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,856
	1,290,099	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,496
	1,380,860	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,974
	1,237,946	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,445
	18,196,657	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	40,906
	4,094,057	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,068)
	507,717	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,346
	1,390,951	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,242
	6,491,104	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	33,795
	1,447,294	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,845
	3,574,467	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,521)
	4,075,022	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,216
	1,228,701	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,258
	174,736	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	405
	567,972	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,957
	707,572	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	3,573
	4,172,853	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,725
	2,598,246	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,736)
	2,994,396	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	7,941
	591,112	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,985
	4,558,421	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	13,992
	17,520,417	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	91,216
	3,845,979	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,023
	669,159	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,379
	2,169,968	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,959
	1,573,099	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,945
	2,836,029	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,579)
	9,342,508	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(45,795)
	1,715,397	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(7,154)
	8,434,967	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,643)
	1,424,266	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,343)
	712,133	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,671)
	712,133	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,671)
	1,429,138	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,361)
	3,711,901	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(13,925)
	1,429,138	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,361)
	1,621,277	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,645
	2,131,517	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,253
	1,283,134	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,356
	1,249,074	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	6,503
	1,627,240	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,720
	2,967,361	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,545)
	2,586,656	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,999
	371,178	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	861
	2,853,404	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(10,704)
	285,922	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,402)
	5,573,077	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(665)
	9,720,000	—	3/20/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(45,062)
	46,817,000	—	3/20/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(129,402)
	8,011,000	—	3/21/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(37,011)
	393,494	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	497
	904,486	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,141
Citibank, N.A.
	2,445,292	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,731
	5,563,804	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	28,967
	5,151,618	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	26,821
	4,050,745	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,111)
	30,804,000	—	2/3/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(114,683)
	5,249,823	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,624)
	7,701,000	—	1/31/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(29,664)
	47,080,000	—	3/27/16	1.7475%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(154,658)
	9,775,000	—	3/27/24	(2.4825%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(22,952)
EUR	19,330,000	—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(96,060)
EUR	10,070,000	—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	105,338
Credit Suisse International
	$1,854,601	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,656
	1,964,425	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,629)
	4,619,642	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,829)
	213,191	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(479)
	4,431,137	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,591)
	7,757,025	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(9,788)
	3,647,531	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,602)
	3,401,890	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	3,596
	3,412,003	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(407)
	3,744,903	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(447)
	3,632,907	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	3,840
EUR	5,570,000	—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(14,234)
EUR	19,330,000	—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(78,924)
EUR	10,070,000	—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	91,088
EUR	5,570,000	—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(14,729)
GBP	4,710,000	—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	(40,080)
GBP	4,710,000	—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	(43,658)
Deutsche Bank AG
	$1,964,425	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,629)
Goldman Sachs International
	2,112,179	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,693
	813,763	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,887
	3,200,949	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,193
	3,200,949	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,193
	9,167,009	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	11,567
	8,507,664	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	10,735
	1,244,266	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,099)
	467,435	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,291)
	15,839,496	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	19,986
	3,972,131	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,012
	1,014,008	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,293
	152,507	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	194
	2,252,784	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,362
	1,020,194	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,301
	2,040,286	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,602
	58,540	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	136
	877,116	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,299)
	1,704,629	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,356)
	1,052,440	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,159)
	80,640	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(395)
	215,104	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,054)
	7,285,875	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,096
	5,691,923	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,182
	6,305,285	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,199
	325,446	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	411
	54,033,000	—	3/3/19	2.13%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(71,324)
JPMorgan Chase Bank N.A.
	9,624,790	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	21,637
	6,167,412	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,782
	5,584,398	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,554

Total		$—	$(398,414)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$9,980	$146,000	5/11/63	300 bp	$9,731
	CMBX NA BBB- Index	BBB-/P	19,586	325,000	5/11/63	300 bp	19,033
	CMBX NA BBB- Index	BBB-/P	40,127	650,000	5/11/63	300 bp	39,022
	CMBX NA BBB- Index	BBB-/P	38,247	671,000	5/11/63	300 bp	37,106
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	77,713	701,000	5/11/63	300 bp	76,521
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	6,563	343,000	5/11/63	300 bp	5,980
	CMBX NA BBB- Index	BBB-/P	48,395	608,000	5/11/63	300 bp	47,361
	CMBX NA BBB- Index	BBB-/P	7,303	629,000	5/11/63	300 bp	6,233
	CMBX NA BBB- Index	BBB-/P	48,442	665,000	5/11/63	300 bp	47,312
	CMBX NA BBB- Index	BBB-/P	11,523	750,000	5/11/63	300 bp	10,248
	CMBX NA BBB- Index	BBB-/P	85,870	760,000	5/11/63	300 bp	84,578
	CMBX NA BBB- Index	BBB-/P	62,716	786,000	5/11/63	300 bp	61,380
	CMBX NA BBB- Index	BBB-/P	61,012	788,000	5/11/63	300 bp	59,673
	CMBX NA BBB- Index	BBB-/P	51,903	789,000	5/11/63	300 bp	50,562
	CMBX NA BBB- Index	BBB-/P	24,251	797,000	5/11/63	300 bp	22,896
	CMBX NA BBB- Index	BBB-/P	14,042	797,000	5/11/63	300 bp	12,687
	CMBX NA BBB- Index	BBB-/P	73,649	961,000	5/11/63	300 bp	72,015
	CMBX NA BBB- Index	BBB-/P	66,890	1,630,000	5/11/63	300 bp	64,119
	CMBX NA BB Index	—	(4,352)	833,000	5/11/63	(500 bp)	2,784
	CMBX NA BB Index	—	(10,758)	616,000	5/11/63	(500 bp)	(5,481)
	CMBX NA BB Index	—	(2,536)	278,000	5/11/63	(500 bp)	(154)
	CMBX NA BB Index	—	(2,644)	276,000	5/11/63	(500 bp)	(126)
	CMBX NA BB Index	—	(11,870)	612,000	5/11/63	(500 bp)	(6,627)
	CMBX NA BBB- Index	BBB-/P	24,887	520,000	5/11/63	300 bp	24,003
	CMBX NA BBB- Index	BBB-/P	14,943	628,000	5/11/63	300 bp	13,876
	CMBX NA BBB- Index	BBB-/P	28,168	652,000	5/11/63	300 bp	27,059
	CMBX NA BBB- Index	—	(39,321)	696,000	1/17/47	(300 bp)	(22,338)
	CMBX NA BBB- Index	—	(42,354)	696,000	1/17/47	(300 bp)	(25,371)
	CMBX NA BBB- Index	—	(32,149)	685,000	1/17/47	(300 bp)	(15,435)
	CMBX NA BBB- Index	—	(40,127)	685,000	1/17/47	(300 bp)	(23,413)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	Caa1	161,961	1,385,000	3/20/17	500 bp	(254,198)
	Goldman Sachs International
	CMBX NA BB Index	—	(2,650)	276,000	5/11/63	(500 bp)	(287)

	Total		$789,410	$440,749

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
JSC	Joint Stock Company
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $789,988,984.
(b)	The aggregate identified cost on a tax basis is $891,442,771, resulting in gross unrealized appreciation and depreciation of $46,066,648 and $9,236,910, respectively, or net unrealized appreciation of $36,829,738.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$19,883,474	$267,465,037	$268,748,062	$10,358	$18,600,449
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $89,474, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrower:
	Borrower	Unfunded commitments
	WR Grace & Co.	$89,474
	Totals	$89,474
	At the close of the reporting period, the fund maintained liquid assets totaling $321,969,479 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	80.2%
	Greece	3.5
	Russia	2.3
	Argentina	1.9
	Venezuela	1.8
	United Kingdom	1.5
	Luxembourg	1.3
	Canada	0.8
	Brazil	0.7
	Mexico	0.6
	Germany	0.6
	Indonesia	0.6
	Ukraine	0.5
	Turkey	0.5
	Other	3.2

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $205,982 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $6,801,949 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $6,394,000 and may include amounts related to unsettled agreements.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
	Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$23,241
Energy	—	—	4,590
Total common stocks	—	—	27,831
Convertible bonds and notes	—	553,301	—
Convertible preferred stocks	317,472	—	—
Corporate bonds and notes	—	256,415,381	10
Foreign government and agency bonds and notes	—	83,373,062	—
Mortgage-backed securities	—	380,774,028	—
Preferred stocks	452,211	1,034,905	—
Purchased options outstanding	—	1,416,420	—
Purchased swap options outstanding	—	1,560,432	—
Senior loans	—	15,568,641	—
U.S. government and agency mortgage obligations	—	140,165,315	—
U.S. treasury obligations	—	70,047	—
Warrants	—	10,605	—
Short-term investments	18,600,449	27,932,399	—

Totals by level	$19,370,132	$908,874,536	$27,841

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(976,879)	$—
Futures contracts	(728,141)	—	—
Written options outstanding	—	(1,198,746)	—
Written swap options outstanding	—	(5,180,974)	—
Forward premium swap option contracts	—	(97,036)	—
TBA sale commitments	—	(18,961,562)	—
Interest rate swap contracts	—	(2,652,091)	—
Total return swap contracts	—	(398,414)	—
Credit default contracts	—	(348,661)	—

Totals by level	$(728,141)	$(29,814,363)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$92,313	$440,974
Foreign exchange contracts	753,093	1,729,972
Equity contracts	10,605	—
Interest rate contracts	14,275,585	21,554,135

Total	$15,131,596	$23,725,081

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$107,100,000
Purchased swap option contracts (contract amount)		$463,200,000
Written TBA commitment option contracts (contract amount)		$196,200,000
Written swap option contracts (contract amount)		$387,100,000
Futures contracts (number of contracts)		1,000
Forward currency contracts (contract amount)		$599,000,000
OTC interest rate swap contracts (notional)		$1,882,900,000
Centrally cleared interest rate swap contracts (notional)		$2,761,700,000
OTC total return swap contracts (notional)		$696,000,000
OTC credit default swap contracts (notional)		$22,300,000
Warrants (number of warrants)		100

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$32,822	$—	$263,917	$—	$—	$—	$—	$—	296,739
	Centrally cleared interest rate swap contracts§	—	—	1,545,387	—	—	—	—	—	—	—	—	—	—	—	1,545,387
	OTC Total return swap contracts*#	4,682	340,454	—	173,857	108,180	—	108,042	—	41,973	—	—	—	—	—	777,188
	OTC Credit default contracts*#	—	—	—	—	89,950	—	2,363	—	—	—	—	—	—	—	92,313
	Futures contracts§	—	—	—	—	—	—	—	—	—	594	—	—	—	—	594
	Forward currency contracts#	52,786	175,666	—	75,613	166,854	37,925	219	—	74,147	—	34,416	105,187	5,089	25,191	753,093
	Forward premium swap option contracts#	—	—	—	—	—	—	483,705	—	100,683	—	—	—	—	—	584,388
	Purchased swap options#	305,161	362,604	—	—	206,363	120,790	565,514	—	—	—	—	—	—	—	1,560,432
	Purchased options#	—	—	—	—	—	—	—	—	1,416,420	—	—	—	—	—	1,416,420

	Total Assets	$362,629	$878,724	$1,545,387	$249,470	$571,347	$158,715	$1,192,665	$—	$1,897,140	$594	$34,416	$105,187	$5,089	$25,191	$7,026,554

	Liabilities:
	OTC Interest rate swap contracts*#	1,159	—	—	—	—	267,795	894,405	—	358,753	—	—	—	—	—	1,522,112
	Centrally cleared interest rate swap contracts§	—	—	2,818,400	—	—	—		—	—	—	—	—	—	—	2,818,400
	OTC Total return swap contracts*#	17,228	391,619	—	429,752	228,397	9,629	98,977	—	—	—	—	—	—	—	1,175,602
	OTC Credit default contracts*#	3,048	1,192	—	—	20,575	416,159	—	—	—	—	—	—	—	—	440,974
	Futures contracts§	—	—	—	—	—	—	—	—	—	567,772	—	—	—	—	567,772
	Forward currency contracts#	48,771	211,879	—	163,065	251,322	164,481	79,161	105,222	217,507	—	26,785	257,638	121,221	82,920	1,729,972
	Forward premium swap option contracts#	—	—	—	—	—	—	566,230	—	115,194	—	—	—	—	—	681,424
	Written swap options#	408,961	—	—	—	—	—	—	—	4,772,013	—	—	—	—	—	5,180,974
	Written options#	—	—	—	—	—	—	—	—	1,198,746	—	—	—	—	—	1,198,746

	Total Liabilities	$479,167	$604,690	$2,818,400	$592,817	$500,294	$858,064	$1,638,773	$105,222	$6,662,213	$567,772	$26,785	$257,638	$121,221	$82,920	$15,315,976

	Total Financial and Derivative Net Assets	$(116,538)	$274,034	$(1,273,013)	$(343,347)	$71,053	$(699,349)	$(446,108)	$(105,222)	$(4,765,073)	$(567,178)	$7,631	$(152,451)	$(116,132)	$(57,729)	$(8,289,422)
	Total collateral received (pledged)##†	$—	$70,047	$—	$(343,347)	$71,053	$(600,000)	$(446,108)	$(105,222)	$(4,680,000)	$—	$7,631	$—	$(110,000)	$—	$(6,135,946)
	Net amount	$(116,538)	$203,987	$(1,273,013)	$—	$—	$(99,349)	$—	$—	$(85,073)	$(567,178)	$—	$(152,451)	$(6,132)	$(57,729)	$(2,153,476)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014